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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4244

                            SOUND SHORE FUND, INC.
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                         T. Gibbs Kane, Jr., President
                              8 Sound Shore Drive
                         Greenwich, Connecticut 06830
                                 203-629-1980

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

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Item 1. Schedule of Investments.

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                         SHARE       MARKET
                                                         AMOUNT      VALUE
                                                        --------- ------------
COMMON STOCK (97.1%)
AUTO (2.6%)
Honda Motor Co., Ltd. ADR                               2,061,500 $ 69,328,245
                                                                  ------------
BANKS (6.0%)
Bank of America Corp.                                   1,531,500   82,042,455
U.S. Bancorp                                            2,398,500   79,678,170
                                                                  ------------
                                                                   161,720,625
                                                                  ------------
CONSUMER STAPLES (3.1%)
Unilever NV ADR                                         3,358,600   82,420,044
                                                                  ------------
DIVERSIFIED FINANCIALS (1.7%)
Morgan Stanley                                            648,200   47,260,262
                                                                  ------------
ENERGY (6.3%)
ConocoPhillips                                            453,700   27,008,761
El Paso Corp.                                           3,457,800   47,164,392
Royal Dutch Shell plc ADR                               1,033,900   68,340,790
Williams Cos., Inc.                                     1,116,300   26,646,081
                                                                  ------------
                                                                   169,160,024
                                                                  ------------
HEALTH CARE (15.3%)
Aetna, Inc.                                             1,731,800   68,492,690
Baxter International, Inc.                              1,897,000   86,237,620
Boston Scientific Corp.+                                6,948,900  102,774,231
Cigna Corp.                                               574,800   66,860,736
Kinetic Concepts, Inc.+                                 2,835,100   89,192,246
                                                                  ------------
                                                                   413,557,523
                                                                  ------------
INDUSTRIALS (6.2%)
CSX Corp.                                               1,620,300   53,194,449
Southwest Airlines Co.                                  3,577,200   59,596,152
Waste Management, Inc.                                  1,498,500   54,964,980
                                                                  ------------
                                                                   167,755,581
                                                                  ------------
INSURANCE (12.6%)
AON Corp.                                               1,153,000   39,052,110
Berkshire Hathaway, Inc., Class A +                           925   88,615,000
Chubb Corp.                                               782,800   40,674,288
Genworth Financial, Inc.                                1,874,500   65,626,245
Marsh & McLennan Cos., Inc.                             1,849,300   52,057,795
UnumProvident Corp.                                     2,781,800   53,939,102
                                                                  ------------
                                                                   339,964,540
                                                                  ------------
MATERIALS (4.6%)
Lyondell Chemical Co.                                   2,756,800   69,940,016
Mosaic Co. +                                            3,156,700   53,348,230
                                                                  ------------
                                                                   123,288,246
                                                                  ------------

                                      1

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
MEDIA (14.8%)
DIRECTV Group, Inc.+                                      3,137,400     61,744,032
Interpublic Group of Cos., Inc.+                          7,095,600     70,246,440
Liberty Media Holding Corp., Class A+                       814,200     68,042,694
Time Warner, Inc.                                         6,142,700    111,981,421
Walt Disney Co.                                           2,797,300     86,464,543
                                                                    --------------
                                                                       398,479,130
                                                                    --------------
PHARMACEUTICALS (4.5%)
Pfizer, Inc.                                              2,430,100     68,917,636
Watson Pharmaceuticals, Inc. +                            1,995,500     52,222,235
                                                                    --------------
                                                                       121,139,871
                                                                    --------------
TECHNOLOGY (13.6%)
Flextronics International, Ltd.+                          5,185,900     65,549,776
Freescale Semiconductor, Inc., Class A +                  1,995,800     75,940,190
Hewlett Packard Co.                                       1,573,200     57,720,708
Motorola, Inc.                                            2,885,300     72,132,500
Symantec Corp. +                                          4,507,400     95,917,472
                                                                    --------------
                                                                       367,260,646
                                                                    --------------
TELECOMMUNICATIONS (3.5%)
Sprint Nextel Corp.                                       5,530,200     94,842,930
                                                                    --------------
UTILITIES (2.3%)
AES Corp. +                                               2,994,300     61,053,777
                                                                    --------------
TOTAL COMMON STOCK (COST $2,253,212,007)                            $2,617,231,444
                                                                    --------------
MONEY MARKET FUND (4.1%)
Citi/SM/ Institutional Liquid Reserves, Class A, 4.93%  110,685,386 $  110,685,386
                                                                    --------------
TOTAL MONEY MARKET FUND (COST $110,685,386)                         $  110,685,386
                                                                    --------------
TOTAL INVESTMENTS (101.2%) (COST $2,363,897,393)*                   $2,727,916,830
OTHER ASSETS LESS LIABILITIES (-1.2%)                                  (31,592,468)
                                                                    --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 67,900,665)                 $2,696,324,362
                                                                    ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER
  SHARE)                                                            $        39.71
                                                                    ==============

--------
+ Non-income producing security.
ADR - American Depository Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation $437,254,609
Gross Unrealized Depreciation  (73,235,172)
                              ------------
Net Unrealized Appreciation   $364,019,437
                              ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By:   /s/ T. Gibbs Kane, Jr.
      -------------------------
      T. Gibbs Kane, Jr.,
      President

Date: 11/15/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ T. Gibbs Kane, Jr.
      -------------------------
      T. Gibbs Kane, Jr.,
      President

Date: 11/15/06

By:   /s/ Simon D. Collier
      -------------------------
      Simon D. Collier,
      Treasurer

Date: 11/15/06